Loans and Allowance for Loan Losses - Accretable Yield Roll Forward (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, beginning of period			$ 9,287	$ 8,950	$ 8,950	$ 10,217
Additions					2,581	0
Accretion income					(4,217)	(2,588)
Other changes, net					1,047	(264)
Accretable yield, end of period	$ 1,292		1,292		9,287	8,950
Purchased Credit Impaired Loans [Member]
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable yield, beginning of period	7,780	$ 8,482	9,287	8,950	8,950
Additions	1,292	0	1,292	0
Accretion income	(1,928)	(973)	(3,029)	(1,670)
Reclassification to accretable	120	366	382	610
Other changes, net	(58)	600	(726)	585
Accretable yield, end of period	$ 7,206	$ 8,475	$ 7,206	$ 8,475	$ 9,287	$ 8,950